Events After The Reporting Date	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Events after the reporting date
34. Events after the reporting date
Russo-Ukrainian War
In February 2022, the government of Russia invaded Ukraine across a broad front. In response to this aggression, governments around the world have imposed severe sanctions against Russia. These sanctions disrupted the manufacturing, delivery and overall supply chain of vehicle manufacturers and suppliers. We cannot yet foresee the full extent of the sanction’s impact on our business and operations and such impact will depend on future developments of the war, which is highly uncertain and unpredictable. The war could have a material impact on our results of operations, liquidity, and capital management. We will continue to monitor the situation and the effect of this development on our liquidity and capital management.
Credit Agreement
On May 2, 2022, we entered into a credit agreement with Formue Nord Fokus A/S, Modelio Equity AB (publ) and Munkekullen 5 förvaltning AB as lenders for a credit line of €25 million until June 30, 2023.
Rent Agreement
Mynaric intends to further expand its office space in 2023 in order to prepare for future growth. For this reason, the Company signed a lease agreement for a new location in Munich in January 2022. The new location offers 11,000 square meters or 120,000 square feet floorspace and allows for up to 400 employees working in production, testing, engineering and administration. The initial lease term will be 10 years, starting earliest in July 2023. Initial rent is €289,000 per month. For purposes of adapting the facility to Mynaric’s needs, Mynaric will pay to the landlord an additional fee of €1.1 million following payment of the first month’s rent.
Mynaric Government Solutions, Inc.
On April 28, 2022, Mynaric Government Solutions, Inc. was incorporated in the USA, as a corporation under the laws of the State of Virginia. Mynaric Government Solutions Inc. is a wholly owned subsidiary of Mynaric AG. The company was founded for the purpose of giving the Mynaric Group access in the future to customer orders from the US government that are subject to special classification rules. This was previously not possible. In order for companies with a foreign parent company to obtain a clearance from the US government, special requirements of the US government must be observed. In the future, these requirements are to be met and implemented via the newly established company.